Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based compensation
Summary of stock option activity

				Weighted
		Weighted	Weighted	average
	Number of	average	average	remaining	Aggregate
	Original	exercise	grant date	contractual	intrinsic
	Option Units	price	fair value	years	value
		US$	US$		US$
Outstanding as of January 1, 2022	27,098,000	0.31	0.27	6.80	38,324,597
Granted	1,666,000	1.06	—	—	—
Forfeited	(398,000)	0.56	—	—	—
Outstanding as of December 31, 2022	28,366,000	0.35	0.29	6.67	13,312,140
Expected to be vested as of December 31, 2022	28,366,000	0.35	0.29	6.67	13,312,140

			Weighted	Weighted
	Number of	Weighted	average	average
	Additional	average	grant	remaining	Aggregate
	Option	exercise	date fair	contractual	intrinsic
	Units	price	value	years	value
		US$	US$		US$
Outstanding as of January 1, 2022	933,742	0.60	0.41	1.34	831,030
Granted	460,756	1.20	—	—	—
Forfeited	(102,457)	0.81	—	—	—
Outstanding as of December 31, 2022	1,292,041	0.80	0.57	1.42	176,520
Expected to be vested as of December 31, 2022	1,292,041	0.80	0.57	1.42	176,520

Schedule of assumptions used in the Black-Scholes option pricing model

	2022	2021	2020
Expected volatility	25.00%	24.74%-25.00%	24.51%-26.99%
Risk-free interest rate (per annum)	2.50%-2.80%	2.47%-2.53%	1.01%-1.12%
Exercise multiple	2.50-2.80	2.50-2.80	2.50-2.80
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	10	10	6
Fair value of underlying unit (3.45 unit = 1 ordinary share)	US$1.86	US$0.88-US$1.49	US$0.37-US$0.53